Organization and Nature of Business - Schedule of Summaries of Entities (Details)	3 Months Ended
Mar. 31, 2025
OSR Holdings, Inc. [Member]
Schedule of Summaries of Entities [Line Items]
OSR Holdings, Inc	Equity swap with shares of the Parent and OSR inc.’s share